Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 53.5	$ 47.8	$ 1.9
VOBA
Business Acquisition [Line Items]
Estimated Useful Life of Finite-Lived Intangible Assets		8 months 12 days
Spinnaker Insurance Company (Spinnaker)
Business Acquisition [Line Items]
Short term investments	$ 5.0
Fixed maturities available-for-sale, at fair value	45.7
Total investments	50.7
Cash and cash equivalents	16.9
Restricted cash	2.1
Accounts receivable, net	18.3
Reinsurance recoverable on paid and unpaid losses and LAE	116.3
Ceding commissions receivable	18.7
Prepaid reinsurance premiums	131.9
Other assets	0.6
Accrued expenses and other liabilities	(6.6)
Loss and loss adjustment expense reserves	(93.3)
Unearned premiums	(132.1)
Reinsurance premium payable	(76.1)
Net tangible assets acquired	47.4
State licenses	7.1
Goodwill	32.5
Total purchase price	90.5
Spinnaker Insurance Company (Spinnaker) | Agency relationships
Business Acquisition [Line Items]
Intangible assets acquired	$ 3.4
Estimated Useful Life of Finite-Lived Intangible Assets	8 years
Spinnaker Insurance Company (Spinnaker) | VOBA
Business Acquisition [Line Items]
Intangible assets acquired	$ 0.1
Estimated Useful Life of Finite-Lived Intangible Assets	2 years